Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

Note 6 - Accrued expenses and other current liabilities:

Accrued expenses and other current liabilities are comprised of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Accrued salaries and other payroll liabilities	$305	$36
Accrued professional services	2,383	1,962
Other accrued expenses and current liabilities	590	193
Total	$3,278	$2,191

The majority of other accrued expenses and current liabilities relate to research and development (“R&D”) consumables received by the Company but not yet billed by the suppliers.